Related party transactions (Tables)	12 Months Ended
Sep. 30, 2023
Related party transactions
Schedule of relationship and the nature of related party transactions
Name of related party	Relationship to the Company	Nature of transactions
Zhejiang Yili Yuncang Technology Group Co., Ltd	10% equity interest owned by the Company	Prepayment of electricity and water expenses for office leased to the Company
FarmNet Limited	Owned 0.8% equity interest of the Company	Payment of expenses by the Company.
Epakia Canada Inc	Legal representative of Epakia Canada Inc is a director of the Company	Payment of expenses by the Company.
Shanghai Zhongjian Yiting Medical Health Technology Partnership	A partnership jointly set up by the Company with another limited partner ("LP").	Payment of expenses by the Company.
Zhejiang Tantech Bamboo Technology Co., Ltd	Under common control of Mr Zhengyu Wang and Ms Yefang Zhang, CEO of the Company	Lease factory building to the Company and charging water and electricity for offices leased to the Company.
Forasen Holdings Group Co., Ltd	Owned by Mr Zhengyu Wang, the Chairman of Board of Directors of the Company	Purchases from the Company
Yefang Zhang	CEO of the Company	Payment of expenses for the Company and provide a guarantee as additional security for a loan.
Xinyang Wang	Shareholder of Nongyuan Network	Provide guarantees and a real property as additional security for certain loans.
Dehong Zhang	Ms Yefang Zhang's, CEO of the Company, brother	Provide guarantees as an additional security for certain loans
Ms Aihong Wang	Mr Zhengyu Wang's, the Chairman of Board of Directors of the Company, sister.	Provide a guarantee as an additional security for a revolving loan

Schedule of due from related parties
	As of	As of
	September 30,	September 30,
	2023	2022

Zhejiang Yili Yuncang Holding Group Co., Ltd	$103,417	$-
Zhejiang Yili Yuncang Technology Group Co., Ltd	-	29,055
FarmNet	4,100	-
Epakia Canada Inc	2,996	-
Shanghai Zhongjian Yiting Medical Health Technology Partnership	308	30,928
Dehong Zhang	137	-
Total	$110,958	$59,983

Schedule of due to related parties
	As of	As of
	September 30,	September 30,
	2023	2022

Zhejiang Tantech Bamboo Technology Co., Ltd.	$24,496	$948
Yefang Zhang	9,150	-
Forasen Holdings Group Co., Ltd	168	-
Total	$33,814	$948

Schedule of Operating lease from related parties
Zhejiang Tantech Bamboo Technology Co., Ltd.	Lease No 1	Lease No. 2	Lease No. 3	Total
Lease begin date	August 1, 2021	July 14, 2021	March 1, 2023
Lease end date	July 31, 2031	July 13, 2031	February 29, 2028
Leasing purpose	Factory building	Factory building	Office
Annual rent in RMB	168,854	421,431	131,835	722,120
Annual rent in USD	$23,940	$59,750	$18,691	$102,381
Area (in square meters)	1,180	1,914	479	3,573
Zhejiang Yili Yuncang Holding Group Co., Ltd
Lease begin date	August 1, 2023
Lease end date	July 31, 2025
Leasing purpose	Office
Annual rent in RMB	9,795
Annual rent in USD	$1,389
Area (in square meters)	15